Inventory - Summary of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Raw materials	$ 5,526	$ 7,007
Work in progress	1,321	1,482
Finished goods	105	127
Provision	(1,084)	(2,134)	$ (1,503)
Total	$ 5,868	$ 6,482